NOTES PAYABLE-RELATED PARTY	6 Months Ended
Jun. 30, 2022
Winvest Group Ltd [Member]
NOTES PAYABLE-RELATED PARTY

NOTE 7 – NOTES PAYABLE-RELATED PARTY

As of June 30, 2022 and December 31, 2021, the balance of notes payable related parties was $359,271 and $108,561, respectively.

The Company’s financing subsequent to the change of control on June 30, 2021 has come from the Winvest Group Cayman, an affiliate with the same name as the Company, and based in the Cayman Islands. As of June 30, 2022 the balance of notes payable was comprised of $299,021 due to the Winvest Cayman Group and $60,250 due to the Chief Executive Officer of IQI.